INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

AMENDMENT NO. 3

TO THE AMENDED AND RESTATED STATEMENT OF PREFERENCES OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED NOVEMBER 19, 2019

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Advantage Municipal Income Trust II (the “Fund”) by Section 2.1 of the Fourth Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of September 20, 2022, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is in the best interest of the Fund to make certain changes to the terms and preferences of the VMTP Shares as described herein, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/6-VKI VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to make certain changes to the tax gross up provisions of the Statement of Preferences.

2. The definition of “Additional Amount Payment” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Additional Amount Payment” means a payment to a Holder of VMTP Shares of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Holder to which such Additional Amount Payment relates, would cause such Holder’s dividends in dollars (after federal income tax consequences) from the aggregate of such Taxable Allocations and the related Additional Amount Payment to be equal to the dollar amount of the dividends that would have been received by such Holder if the amount of such aggregate Taxable Allocations would have been excludable (for federal income tax purposes) from the gross income of such Holder. Such Additional Amount Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Holder of VMTP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Fund; and (iii) assuming that each Taxable Allocation and each Additional Amount Payment (except to the extent such Additional Amount Payment is reported as an exempt-interest dividend for purposes of Section 852(b)(5) of the Code) would be taxable in the hands of each Holder of VMTP Shares at (a) the maximum marginal regular federal individual income tax rate (not taking account of the tax imposed under Section 1411 of the Code or any successor provision) applicable to ordinary income or net capital gain, as applicable, or (b) the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gain, as applicable, whichever of the rates in subclause (a) or (b) is greater, in effect for the time period to which the Taxable Allocation (which triggered the Additional Amount Payment) relates.

3. Section 2.10 of the Statement of Preferences is deleted in its entirety and replaced with the following:

“2.10. Distributions with respect to Taxable Allocations.

Whenever a Taxable Allocation is to be paid by the Fund with respect to the VMTP Shares of a Series with respect to any Dividend Period and either the Increased Rate or the Maximum Rate is not in effect during such Dividend Period, the Fund shall comply with one of clause (a), clause (b) or clause (c) of this Section 2.10:

(a) The Fund may provide notice to the Redemption and Paying Agent prior to the commencement of any Dividend Period for a Series of VMTP Shares of the amount of the Taxable Allocation that will be made in respect of shares of such Series for such Dividend Period (a “Notice of Taxable Allocation”). Such Notice of the Taxable Allocation will state the amount of the dividends payable in respect of each VMTP Share of the applicable Series for such Dividend Period that will be treated as a Taxable Allocation and the adjustment to the Dividend Rate for each Rate Period (or portion thereof) included in such Dividend Period that will be required to pay the Additional Amount Payment in respect of the Taxable Allocation paid on such VMTP Share for such Dividend Period. In lieu of adjusting the Dividend Rate, the Fund may make, in addition to and in conjunction with the payment of regular dividends for such Dividend Period, a supplemental distribution in respect of each share of such series for such Dividend Period equal to the Additional Amount Payment payable in respect of the Taxable Allocation paid on such share for such Dividend Period. The Fund will use commercially reasonable efforts to effect the distribution of Taxable Allocations in respect of VMTP Shares of each Series as provided in this Section 2.10(a), and shall only effect the distribution of Taxable Allocations as described in Section 2.10(b) and/or Section 2.10(c) if such commercially reasonable efforts do not reasonably permit the Fund to effect the distribution of a Taxable Allocation as contemplated by this Section 2.10(a).

(b) If the Fund does not provide a Notice of Taxable Allocation as provided in Section 2.10(a) with respect to a Taxable Allocation that is made in respect of VMTP Shares of a Series, the Fund may make one or more supplemental distributions on the VMTP Shares of such Series equal to the Additional Amount Payment. Any such Additional Amount Payment in respect of VMTP Shares of a Series will be declared and paid to the

Holders to which the Taxable Allocation was made, not later than ninety (90) calendar days after the end of the calendar year in which such Taxable Allocation was made. The Fund shall direct the Redemption and Paying Agent to send the Additional Amount Payment in respect of such Taxable Allocation to each Holder of such shares as appeared on the record books of the Fund on the record date associated with the Payment Date for the Dividend Period during which such Taxable Allocation was made.

(c) If in connection with a redemption of VMTP Shares, the Fund makes a Taxable Allocation without having either given advance notice thereof pursuant to Section 2.10(a) or made one or more supplemental distributions pursuant to Section 2.10(b), the Fund shall direct the Redemption and Paying Agent to send the Additional Amount Payment in respect of such Taxable Allocation to each Holder of such shares at such Person’s address as the same appears or last appeared on the record books of the Fund.

(d) Except as required by any Purchase Agreement applicable to a particular Series of VMTP Shares, for so long as the applicable provisions of such Purchase Agreement shall be in effect, the Fund shall not be required to pay Additional Amount Payments with respect to VMTP Shares of any Series with respect to any net capital gain or other taxable income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund.”

4. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

5. Except as amended hereby, the Statement of Preferences remains in full force and effect.

6. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 5th day of September, 2025

INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II

By:	/s/ Alissa Clare
	Name:	Alissa Clare
Title: Assistant Secretary